Notes to the unaudited interim condensed consolidated statement of financial position - Provisions (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short term provisions
Beginning balance	€ 1,071
Additions	614
Reversals used	(705)
Closing balance	980	€ 1,071
Other provisions [abstract]
Other provisions at beginning of period	1,071
Additions	614
Reversals used	(705)
Other provisions at end of period	980	1,071
Restructuring and restructuring-related provisions	400	1,100
Expense of restructuring activities	100	6,500
Financial assets	238,381	236,494
Legal proceedings provision	600
Trade receivables
Other provisions [abstract]
Financial assets	€ 3,734	€ 2,016